Cost of Revenue	12 Months Ended
Dec. 31, 2024
Cost of Revenue [Abstract]
Cost of Revenue

Note 20 – Cost of Revenue

The cost of revenue primarily consists of expenses for consultants directly involved in the delivery of services to customers. During the years ended December 31, 2024, 2023 and 2022, cost of revenue from non-related parties totaled EUR222,426, EUR100,877, and EUR25,180, respectively. Cost of revenue from related parties for the year ended December 31, 2022 was EUR65,090 while there was no cost of revenue from related parties for the years ended December 31 2024 and 2023.

In the years ended December 31, 2024 and 2023, one supplier, and in the year ended December 31, 2022, four suppliers, each accounted for over 10% of the Company’s total cost of revenue, representing 52% ,125%, and 56% of the Company’s cost of revenue for the years ended December 31, 2024, 2023 and 2022, respectively. Trade payable from these suppliers was nil, EUR126,521 and EUR37,853 as of December 31, 2024, 2023 and 2022, respectively.